Long-Term Debt - Components of Long-Term Debt (Detail) $ in Thousands, € in Millions	Jun. 30, 2015 USD ($)	Jun. 30, 2015 EUR (€)	Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Total	$ 1,960,409		$ 1,924,124
Less current portion	154,631		157,235
Total	1,805,778		1,766,889
Total	1,960,409		1,924,124
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Total	185,434		257,661
Total	185,434		257,661
U.S. Dollar-denominated Term Loan due through 2016 [Member]
Debt Instrument [Line Items]
Total	55,000
Total	55,000
U.S. Dollar-denominated Term Loan due through 2018 [Member] | Term Loan One [Member]
Debt Instrument [Line Items]
Total	88,570		93,595
Total	88,570		93,595
U.S. Dollar-denominated Term Loan due through 2018 [Member] | Term Loan Two [Member]
Debt Instrument [Line Items]
Total	112,500		116,667
Total	112,500		116,667
U.S. Dollar-denominated Term Loan due through 2018 [Member] | Term Loan Three [Member]
Debt Instrument [Line Items]
Total	121,333		125,667
Total	121,333		125,667
U.S. Dollar-denominated Term Loan one due through 2021 [Member] | Teekay Tangguh Joint Venture [Member]
Debt Instrument [Line Items]
Total	278,694		285,274
Total	278,694		285,274
U.S. Dollar-denominated Term Loan two due through 2021 [Member]
Debt Instrument [Line Items]
Total	92,002		95,560
Total	92,002		95,560
U.S. Dollar-denominated Term Loan one due through 2026 [Member] | Teekay Nakilat Corporation [Member]
Debt Instrument [Line Items]
Total	440,483		450,000
Total	440,483		450,000
Norwegian Kroner denominated bonds due May 2017 [Member]
Debt Instrument [Line Items]
Total	89,136		93,934
Total	89,136		93,934
Norwegian Kroner denominated bonds due September 2018 [Member]
Debt Instrument [Line Items]
Total	114,603		120,773
Total	114,603		120,773
Norwegian Kroner denominated bonds due May 2020 [Member]
Debt Instrument [Line Items]
Total	127,337
Total	127,337
Euro Denominated Term Loans Due Through Two Thousand Twenty Three [Member]
Debt Instrument [Line Items]
Total	255,317	€ 229.2	284,993
Total	$ 255,317	€ 229.2	$ 284,993